Related party transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 15, 2019	Dec. 31, 2021	Mar. 31, 2021	Mar. 12, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)		10,765
Convertible Debt
Related Party Transaction [Line Items]
Aggregate principal amount				$ 165.0
Convertible Notes | Convertible Debt
Related Party Transaction [Line Items]
Aggregate principal amount			$ 165.0
Convertible Notes | Convertible Debt | Sonder Investors and Affiliates
Related Party Transaction [Line Items]
Aggregate principal amount		$ 43.3
Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290
Chief Executive Officer | Promissory Note
Related Party Transaction [Line Items]
Amounts due from related party	$ 24.6
Related party notes receivable		$ 25.7			$ 25.2